CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
CASH AND CASH EQUIVALENTS	14. CASH AND CASH EQUIVALENTS Brookfield Renewable’s cash and cash equivalents are as follows:
(MILLIONS)	2018	2017
Cash	$197	$790
Short-term deposits	40	9
	$237	$799